International Income Portfolio

July 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Corporate Bonds — 3.8%

Security	Principal Amount (000’s omitted)		Value
Iceland — 3.8%
Arion Banki HF, 6.00%, 4/12/24(1)	ISK	100,000	$871,798
Islandsbanki HF, 6.40%, 10/26/23	ISK	40,000	347,871
Landsbankinn HF, 5.00%, 11/23/23(1)	ISK	120,000	1,018,569

Total Iceland			$2,238,238

Total Foreign Corporate Bonds (identified cost $2,170,620)			$2,238,238

Sovereign Government Bonds — 52.3%

Security	Principal Amount (000’s omitted)		Value
Australia — 6.5%
Australian Capital Territory, 1.25%, 5/22/25(1)	AUD	2,350	$1,776,734
New South Wales Treasury Corp., 4.00%, 5/20/26(1)	AUD	2,500	2,121,149

Total Australia			$3,897,883

China — 4.7%
China Development Bank, 3.30%, 3/3/26	CNY	17,750	$2,783,543

Total China			$2,783,543

Egypt — 4.0%
Arab Republic of Egypt, 8.875%, 5/29/50(1)	USD	1,200	$1,281,300
Egypt Government Bond, 14.483%, 4/6/26	EGP	17,564	1,120,125

Total Egypt			$2,401,425

Georgia — 0.2%
Georgia Treasury Bond, 7.00%, 5/30/24	GEL	430	$131,461

Total Georgia			$131,461

Iceland — 0.1%
Republic of Iceland, 5.00%, 11/15/28	ISK	3,916	$35,147

Total Iceland			$35,147

India — 1.6%
Export-Import Bank of India, 2.25%, 1/13/31(1)	USD	1,000	$940,969

Total India			$940,969

Indonesia — 6.8%
Indonesia Government Bond:
6.50%, 2/15/31	IDR	1,400,000	$98,390
7.00%, 9/15/30	IDR	13,850,000	1,007,926
7.50%, 6/15/35	IDR	35,000,000	2,547,104
Indonesia Government International Bond, 3.85%, 10/15/30	USD	375	421,213

Total Indonesia			$4,074,633

Security	Principal Amount (000’s omitted)		Value
Ivory Coast — 0.7%
Ivory Coast Government International Bond, 6.625%, 3/22/48(1)	EUR	350	$442,481

Total Ivory Coast			$442,481

Malaysia — 2.9%
Malaysia Government Investment Issue, 3.726%, 3/31/26	MYR	7,000	$1,740,174

Total Malaysia			$1,740,174

Mongolia — 0.4%
Mongolia Government International Bond, 5.125%, 4/7/26(1)	USD	200	$211,162

Total Mongolia			$211,162

New Zealand — 3.8%
New Zealand Government Bond, 3.00%, 9/20/30(1)(2)	NZD	2,475	$2,247,892

Total New Zealand			$2,247,892

Peru — 0.4%
Peru Government Bond:
6.15%, 8/12/32	PEN	944	$228,302
6.95%, 8/12/31	PEN	126	32,737

Total Peru			$261,039

Philippines — 1.3%
Republic of the Philippines, 6.25%, 1/14/36	PHP	34,000	$805,504

Total Philippines			$805,504

Romania — 1.7%
Romania Government International Bond, 3.375%, 1/28/50(1)	EUR	810	$1,009,770

Total Romania			$1,009,770

Serbia — 6.5%
Serbia Treasury Bond, 5.875%, 2/8/28	RSD	316,610	$3,863,290

Total Serbia			$3,863,290

South Africa — 3.4%
Republic of South Africa, 10.50%, 12/21/26	ZAR	26,400	$2,054,880

Total South Africa			$2,054,880

South Korea — 3.7%
Korea Treasury Bond, 4.00%, 12/10/31	KRW	2,096,500	$2,184,207

Total South Korea			$2,184,207

Ukraine — 3.6%
Ukraine Government International Bond, 15.84%, 2/26/25	UAH	53,710	$2,171,456

Total Ukraine			$2,171,456

Total Sovereign Government Bonds (identified cost $30,218,403)			$31,256,916

U.S. Government Agency Mortgage-Backed Securities — 0.3%

Security	Principal Amount		Value
Federal National Mortgage Association, 3.889%, (COF + 1.78%) with maturity at 2035(3)		$189,106	$200,614

			$200,614

Total U.S. Government Agency Mortgage-Backed Securities (identified cost $189,133)			$200,614

Short-Term Investments — 36.3%

Sovereign Government Securities — 2.3%

Security	Principal Amount (000’s omitted)		Value
Egypt — 2.3%
Egypt Treasury Bill:
0.00%, 10/12/21	EGP	7,750	$482,424
0.00%, 12/28/21	EGP	14,800	896,583

Total Egypt			$1,379,007

Georgia — 0.0%(4)
Georgia Treasury Bill, 0.00%, 12/9/21	GEL	36	$11,211

Total Georgia			$11,211

Total Sovereign Government Securities (identified cost $1,388,318)			$1,390,218

U.S. Treasury Obligations — 32.4%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill:
0.00%, 8/5/21		$4,800	$4,799,990
0.00%, 8/19/21		8,600	8,599,868
0.00%, 9/9/21		6,000	5,999,747

Total U.S. Treasury Obligations (identified cost $19,399,657)			$19,399,605

Affiliated Fund — 1.6%

Description	Units		Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(5)		921,956	$921,956

Total Affiliated Fund (identified cost $921,956)			$921,956

Description	Value
Total Short-Term Investments (identified cost $21,709,931)	$21,711,779

Total Purchased Options — 0.0%(4) (identified cost $32,900)	$24,205

Total Investments — 92.7% (identified cost $54,320,987)	$55,431,752

Other Assets, Less Liabilities — 7.3%	$4,367,087

Net Assets — 100.0%	$59,798,839

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2021, the aggregate value of these securities is $11,921,824 or 19.9% of the Portfolio’s net assets.

(2)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(3)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at July 31, 2021.

(4)	Amount is less than 0.05%.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2021.

Purchased Call Options — 0.0%(4)

Description	Counterparty	Notional Amount		Spread	Expiration Date	Value
2-year 10 Constant Maturity Swap Curve Cap	Bank of America, N.A.	USD	23,500,000	1.09%	1/4/23	$24,205

Total						$24,205

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	884,228	PHP	43,000,000	8/4/21	$23,921
USD	113,860	NZD	157,550	8/11/21	4,097
USD	1,395,603	NZD	1,997,285	8/26/21	4,194
NZD	623,665	USD	436,613	9/1/21	(2,146)
NZD	455,614	USD	332,081	9/1/21	(14,684)
USD	64,941	NZD	92,450	9/7/21	539

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	196,681	USD	232,272	9/15/21	$1,237
EUR	25,003,427	USD	30,486,371	9/15/21	(801,060)
USD	4,755,222	EUR	3,900,000	9/15/21	124,948
USD	4,086,545	EUR	3,351,584	9/15/21	107,378
USD	2,883,002	EUR	2,364,497	9/15/21	75,754
USD	2,536,695	EUR	2,080,473	9/15/21	66,654
USD	2,269,759	EUR	1,861,545	9/15/21	59,640
USD	1,288,302	EUR	1,056,602	9/15/21	33,851
USD	945,850	EUR	775,740	9/15/21	24,853
USD	939,943	EUR	770,895	9/15/21	24,698
USD	773,848	EUR	634,672	9/15/21	20,334
USD	1,771,440	EUR	1,500,000	9/15/21	(9,434)
AUD	1,319,448	USD	989,692	9/23/21	(21,181)
AUD	4,852,801	USD	3,639,989	9/23/21	(77,901)
NZD	510,343	USD	355,020	9/23/21	457
USD	5,033,840	AUD	6,711,071	9/23/21	107,731
USD	896,253	AUD	1,194,876	9/23/21	19,181
NZD	364,515	USD	257,155	9/28/21	(3,261)
USD	2,155,013	NZD	3,054,719	9/28/21	27,324
IDR	919,607,199	USD	62,888	9/30/21	394
JPY	888,932,401	USD	8,038,381	9/30/21	68,248
SEK	24,900,000	USD	2,904,501	10/13/21	(10,398)
KRW	556,618,900	USD	483,663	10/25/21	(1,504)

					$(146,136)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
PLN	2,200,000	EUR	488,745	Barclays Bank PLC	8/5/21	$—	$(8,736)
PLN	1,649,994	EUR	360,718	BNP Paribas	8/5/21	376	—
PLN	3,309,796	EUR	724,325	BNP Paribas	8/5/21	—	(129)
PLN	1,640,210	EUR	358,675	HSBC Bank USA, N.A.	8/5/21	259	—
EUR	212,258	USD	250,894	Bank of America, N.A.	8/6/21	912	—
EUR	367,641	USD	436,159	Bank of America, N.A.	8/6/21	—	(20)
EUR	30,934	USD	36,533	Standard Chartered Bank	8/6/21	165	—
EUR	150,641	USD	177,783	UBS AG	8/6/21	925	—
EUR	20,155	USD	23,748	UBS AG	8/6/21	162	—
CNH	24,929,610	USD	3,882,542	BNP Paribas	8/10/21	—	(28,398)
CNH	20,000,000	USD	3,068,197	Goldman Sachs International	8/10/21	23,825	—
USD	6,705,042	CNH	42,904,891	Goldman Sachs International	8/10/21	71,899	—
THB	10,591,507	USD	324,415	Standard Chartered Bank	8/16/21	—	(2,192)
HUF	89,568,326	EUR	253,911	Goldman Sachs International	8/24/21	—	(5,253)
HUF	89,568,326	EUR	253,980	Goldman Sachs International	8/24/21	—	(5,335)
HUF	107,380,860	EUR	304,490	Goldman Sachs International	8/24/21	—	(6,397)
SEK	4,950,000	USD	595,544	Standard Chartered Bank	8/25/21	—	(20,423)
HUF	78,370,000	EUR	222,992	Standard Chartered Bank	8/30/21	—	(5,636)
HUF	134,352,488	EUR	381,365	Goldman Sachs International	9/30/21	—	(9,149)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
HUF	125,390,000	EUR	356,975	Standard Chartered Bank	9/30/21	$—	$(9,787)
USD	923,927	ZAR	13,418,611	Goldman Sachs International	10/1/21	14,862	—
USD	1,193,872	ZAR	17,334,150	Citibank, N.A.	10/4/21	19,990	—
USD	323,723	THB	10,591,507	Standard Chartered Bank	10/18/21	1,590	—
HUF	78,370,000	EUR	216,341	Standard Chartered Bank	10/29/21	—	—
SGD	4,670,000	USD	3,433,437	Citibank, N.A.	10/29/21	12,794	—
USD	499,944	SGD	680,000	Citibank, N.A.	10/29/21	—	(1,863)

						$147,759	$(103,318)

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
8/16/21	COP	1,056,780	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	$272,506	$748
8/16/21	COP	1,056,780	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	272,506	(508)
8/17/21	COP	972,810	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	250,854	(1,971)
8/25/21	COP	303,665	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	78,304	1,207
8/27/21	COP	309,900	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	79,912	1,034
9/3/21	COP	1,056,780	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	272,506	2,186
9/15/21	COP	1,056,780	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	272,506	4,055

						$6,751

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value /Unrealized Depreciation
Interest Rate Futures
Euro-Buxl	(5)	Short	9/8/21	$(1,275,455)	$(89,087)
U.S. 5-Year Treasury Note	(2)	Short	9/30/21	(248,891)	(1,281)
U.S. 10-Year Treasury Note	(12)	Short	9/21/21	(1,613,438)	(30,072)
U.S. Long Treasury Bond	(4)	Short	9/21/21	(658,875)	(32,281)

					$(152,721)

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	5,838	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.42% (pays upon termination)	1/3/22	$5,887	$—	$5,887
BRL	46,281	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.44% (pays upon termination)	1/3/22	44,141	—	44,141
BRL	52,136	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.08% (pays upon termination)	1/3/22	(90,256)	—	(90,256)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	24,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.76% (pays quarterly)	6/1/26	$40,440	$—	$40,440
COP	1,017,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	4,962	—	4,962
COP	2,054,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quaterly)	3/30/26	10,068	—	10,068
COP	480,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.48% (pays quarterly)	3/31/26	1,791	—	1,791
COP	514,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.56% (pays quarterly)	4/6/26	1,531	—	1,531
COP	129,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.83% (pays quarterly)	3/26/28	811	—	811
COP	181,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	1,163	—	1,163
COP	202,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	1,284	—	1,284
MXN	27,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.11% (pays monthly)	5/5/25	(52,459)	—	(52,459)
MXN	24,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.70% (pays monthly)	10/3/29	(855)	—	(855)
THB	70,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.37% (pays semi-annually)	10/17/29	42,387	—	42,387
USD	200	Receives	3-month USD-LIBOR (pays quarterly)	0.92% (pays semi-annually)	6/30/50	35,150	—	35,150

Total						$46,045	$—	$46,045

Centrally Cleared Credit Default Swaps—Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	$731	1.00% (pays quarterly)(1)	6/20/26	1.75%	$(24,991)	$33,257	$8,266
Chile	651	1.00% (pays quarterly)(1)	6/20/26	0.71	9,983	(13,697)	(3,714)
Colombia	689	1.00% (pays quarterly)(1)	6/20/26	1.47	(14,433)	6,124	(8,309)
Greece	2,920	1.00% (pays quarterly)(1)	6/20/26	0.73	40,785	(31,673)	9,112
Mexico	689	1.00% (pays quarterly)(1)	6/20/26	0.95	2,341	972	3,313
Peru	661	1.00% (pays quarterly)(1)	6/20/26	1.03	(46)	(6,900)	(6,946)

Total	$6,341				$13,639	$(11,917)	$1,722

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Vietnam	Barclays Bank PLC	$400	1.00% (pays quarterly)(1)	6/20/26	1.13%	$(1,959)	$1,684	$(275)
Vietnam	Barclays Bank PLC	300	1.00% (pays quarterly)(1)	6/20/26	1.13	(1,478)	1,428	(50)
Vietnam	Goldman Sachs International	300	1.00% (pays quarterly)(1)	6/20/24	0.71	2,864	(2,587)	277
Vietnam	Goldman Sachs International	200	1.00% (pays quarterly)(1)	6/20/26	1.13	(985)	952	(33)

Total		$1,200				$(1,558)	$1,477	$(81)

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2021, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $7,541,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

COF	-	Cost of Funds 11th District

Currency Abbreviations:

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

COP	-	Colombian Peso

EGP	-	Egyptian Pound

EUR	-	Euro

GEL	-	Georgian Lari

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KRW	-	South Korean Won

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NZD	-	New Zealand Dollar

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RSD	-	Serbian Dinar

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

THB	-	Thai Baht

UAH	-	Ukrainian Hryvnia

USD	-	United States Dollar

ZAR	-	South African Rand

At July 31, 2021, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and options contracts to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

At July 31, 2021, the value of the Portfolio’s investment in affiliated funds was $921,956, which represents 1.6% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended July 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$3,099,970	$24,868,073	$(27,046,078)	$(9)	$—	$921,956	$2,111	921,956

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Corporate Bonds	$—	$2,238,238	$—	$2,238,238
Sovereign Government Bonds	—	31,256,916	—	31,256,916
U.S. Government Agency Mortgage-Backed Securities	—	200,614	—	200,614
Short-Term Investments -
Sovereign Government Securities	—	1,390,218	—	1,390,218
U.S. Treasury Obligations	—	19,399,605	—	19,399,605
Affiliated Fund	—	921,956	—	921,956
Purchased Call Options	—	24,205	—	24,205
Total Investments	$—	$55,431,752	$—	$55,431,752
Forward Foreign Currency Exchange Contracts	$—	$943,192	$—	$943,192
Non-deliverable Bond Forward Contracts	—	9,230	—	9,230
Swap Contracts	—	245,588	—	245,588
Total	$—	$56,629,762	$—	$56,629,762

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(1,044,887)	$—	$(1,044,887)
Futures Contracts	(152,721)	—	—	(152,721)
Non-deliverable Bond Forward Contracts	—	(2,479)	—	(2,479)
Swap Contracts	—	(187,462)	—	(187,462)
Total	$(152,721)	$(1,234,828)	$—	$(1,387,549)

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.